Related Party Transactions, Administrative Support Agreement (Details) - USD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Related Party Transactions [Abstract]
Administrative support fees	$ 5,219,930	$ 1,784,832
Due to Sponsor	240,000	120,000
Administrative Support Agreement [Member] | Related Party [Member]
Related Party Transactions [Abstract]
Monthly related party fee	10,000
Administrative support fees	120,000	120,000
Due to Sponsor	$ 240,000	$ 120,000